Reserves for Closed Properties (Tables)	9 Months Ended	12 Months Ended
	Jul. 03, 2016	Sep. 27, 2015
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Reserve by Type of Cost [Table Text Block]
The following table provides a summary of activity in reserves for closed properties during the forty weeks ended July 3, 2016 and fiscal year ended September 27, 2015 (in millions):

	July 3, 2016	September 27, 2015
Beginning balance	$28	$31
Additions	4	9
Usage	(8)	(13)
Adjustments	2	1
Ending balance	$26	$28

The following table provides a summary of activity in reserves for closed properties during the fiscal years indicated (in millions):

	2015	2014
Beginning balance	$31	$36
Additions	9	4
Usage	(13)	(11)
Adjustments	1	2
Ending balance	$28	$31